S000009417 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	224 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
Dow Jones U.S. Select Pharmaceuticals Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.36%	6.25%	4.54%
iShares U.S. Pharmaceuticals ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.08%	5.95%	4.23%
Performance Inception Date					May 01, 2006
iShares U.S. Pharmaceuticals ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.66%	5.53%	3.86%
iShares U.S. Pharmaceuticals ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.11%	4.61%	3.29%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.